Condensed Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Total	Total Stockholders’ Equity attributable to Privia Health Group, Inc.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest
Beginning Balance (in shares) at Dec. 31, 2017			95,878,470
Beginning Balance at Dec. 31, 2017	$ 81,682	$ 82,994	$ 959	$ 138,357	$ (56,322)	$ (1,312)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger of related party	$ 6,500	6,500		6,500
Stock option exercised (in shares)	53,079		53,079
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	$ 106	106		106
Share-based compensation expense	1,941	1,941		1,941
Net income (loss)	(4,189)	(3,044)			(3,044)	(1,145)
Ending Balance (in shares) at Dec. 31, 2018			95,931,549
Ending Balance at Dec. 31, 2018	86,040	88,497	$ 959	146,904	(59,366)	(2,457)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution	$ 13,264	13,264		13,264
Stock option exercised (in shares)	0
Share-based compensation expense	$ 207	207		207
Net income (loss)	7,945	8,244			8,244	(299)
Ending Balance (in shares) at Dec. 31, 2019			95,931,549
Ending Balance at Dec. 31, 2019	107,456	110,212	$ 959	160,375	(51,122)	(2,756)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	121	121		121
Net income (loss)	5,329	5,414			5,414	(85)
Ending Balance (in shares) at Mar. 31, 2020			95,931,549
Ending Balance at Mar. 31, 2020	112,906	115,747	$ 959	160,496	(45,708)	(2,841)
Beginning Balance (in shares) at Dec. 31, 2019			95,931,549
Beginning Balance at Dec. 31, 2019	107,456	110,212	$ 959	160,375	(51,122)	(2,756)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	27,125
Ending Balance (in shares) at Sep. 30, 2020			95,985,817
Ending Balance at Sep. 30, 2020	135,052	138,063	$ 960	160,845	(23,742)	(3,011)
Beginning Balance (in shares) at Dec. 31, 2019			95,931,549
Beginning Balance at Dec. 31, 2019	107,456	110,212	$ 959	160,375	(51,122)	(2,756)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution	$ 4,700	4,700		4,700
Stock option exercised (in shares)	54,268		54,268
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	$ 108	108	$ 1	107
Share-based compensation expense	484	484		484
Net income (loss)	30,904	31,244			31,244	(340)
Ending Balance (in shares) at Dec. 31, 2020			95,985,817
Ending Balance at Dec. 31, 2020	143,652	146,748	$ 960	165,666	(19,878)	(3,096)
Beginning Balance (in shares) at Mar. 31, 2020			95,931,549
Beginning Balance at Mar. 31, 2020	112,906	115,747	$ 959	160,496	(45,708)	(2,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	121	121		121
Net income (loss)	5,196	5,281			5,281	(85)
Ending Balance (in shares) at Jun. 30, 2020			95,931,549
Ending Balance at Jun. 30, 2020	118,223	121,149	$ 959	160,617	(40,427)	(2,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercised (in shares)			54,268
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	108	108	$ 1	107
Share-based compensation expense	121	121		121
Net income (loss)	16,600	16,685			16,685	(85)
Ending Balance (in shares) at Sep. 30, 2020			95,985,817
Ending Balance at Sep. 30, 2020	135,052	138,063	$ 960	160,845	(23,742)	(3,011)
Beginning Balance (in shares) at Dec. 31, 2020			95,985,817
Beginning Balance at Dec. 31, 2020	143,652	146,748	$ 960	165,666	(19,878)	(3,096)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	101	101		101
Net income (loss)	5,616	5,398			5,398	218
Ending Balance (in shares) at Mar. 31, 2021			95,985,817
Ending Balance at Mar. 31, 2021	149,369	152,247	$ 960	165,767	(14,480)	(2,878)
Beginning Balance (in shares) at Dec. 31, 2020			95,985,817
Beginning Balance at Dec. 31, 2020	$ 143,652	146,748	$ 960	165,666	(19,878)	(3,096)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercised (in shares)	328,323
Net income (loss)	$ (178,760)
Ending Balance (in shares) at Sep. 30, 2021			106,234,792
Ending Balance at Sep. 30, 2021	404,995	410,600	$ 1,062	605,667	(196,129)	(5,605)
Beginning Balance (in shares) at Mar. 31, 2021			95,985,817
Beginning Balance at Mar. 31, 2021	149,369	152,247	$ 960	165,767	(14,480)	(2,878)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon closing of initial public offering (in shares)			9,725,000
Issuance of common stock upon closing of initial public offering	210,994	210,994	$ 97	210,897
Issuance of common stock upon exercise of stock options and vesting of restricted stock units (in shares)			29,645
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	33	33		33
Share-based compensation expense	202,560	202,560		202,560
Net income (loss)	(173,485)	(172,534)			(172,534)	(951)
Ending Balance (in shares) at Jun. 30, 2021			105,740,462
Ending Balance at Jun. 30, 2021	389,471	393,300	$ 1,057	579,257	(187,014)	(3,829)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercised (in shares)			494,330
Issuance of common stock upon exercise of stock options and vesting of restricted stock units	615	615	$ 5	610
Share-based compensation expense	25,800	25,800		25,800
Net income (loss)	(10,891)	(9,115)			(9,115)	(1,776)
Ending Balance (in shares) at Sep. 30, 2021			106,234,792
Ending Balance at Sep. 30, 2021	$ 404,995	$ 410,600	$ 1,062	$ 605,667	$ (196,129)	$ (5,605)